UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2011

Date of reporting period: April 30, 2011

Item 1. Schedule of Investments:

	Putnam RetirementReady Funds

	The fund's portfolios
	4/30/11 (Unaudited)
	2055 Fund	Shares	Value

	Absolute Return Funds (10.0%)*

	Putnam Absolute Return 100 Fund (Class Y)	145	$1,517

	Putnam Absolute Return 300 Fund (Class Y)	—	—

	Putnam Absolute Return 500 Fund (Class Y)	593	6,757

	Putnam Absolute Return 700 Fund (Class Y)	1,931	23,109

	Total Absolute Return Funds (cost $30,243)		$31,383
	Asset Allocation Funds (89.6%)*

	Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

	Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

	Putnam Asset Allocation: Equity Portfolio (Class Y)	18,341	230,181

	Putnam Asset Allocation: Growth Portfolio (Class Y)	3,718	50,084

	Total Asset Allocation Funds (cost $266,224)		$280,265
	Fixed Income Funds (0.4%)*

	Putnam Money Market Fund (Class A)	1,396	$1,396

	Total Fixed Income Funds (cost $1,396)		$1,396

	Total Investments (cost $297,863)(a)		$313,044
*	Percentages indicated are based on net assets of $312,969

	Putnam RetirementReady Funds

	The fund's portfolios
	4/30/11 (Unaudited)
	2050 Fund	Shares	Value

	Absolute Return Funds (10.2%)*

	Putnam Absolute Return 100 Fund (Class Y)	5,589	$58,405

	Putnam Absolute Return 300 Fund (Class Y)	—	—

	Putnam Absolute Return 500 Fund (Class Y)	16,314	185,979

	Putnam Absolute Return 700 Fund (Class Y)	53,150	636,202

	Total Absolute Return Funds (cost $841,143)		$880,586
	Asset Allocation Funds (89.3%)*

	Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

	Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

	Putnam Asset Allocation: Equity Portfolio (Class Y)	503,169	6,314,765

	Putnam Asset Allocation: Growth Portfolio (Class Y)	102,252	1,377,340

	Total Asset Allocation Funds (cost $7,190,032)		$7,692,105
	Fixed Income Funds (0.4%)*

	Putnam Money Market Fund (Class A)	37,642	$37,642

	Total Fixed Income Funds (cost $37,642)		$37,642

	Total Investments (cost $8,068,817)(a)		$8,610,333
*	Percentages indicated are based on net assets of $8,610,386

	Putnam RetirementReady Funds

	The fund's portfolios
	4/30/11 (Unaudited)
	2045 Fund	Shares	Value

	Absolute Return Funds (10.7%)*

	Putnam Absolute Return 100 Fund (Class Y)	19,226	$200,915

	Putnam Absolute Return 300 Fund (Class Y)	—	—

	Putnam Absolute Return 500 Fund (Class Y)	32,729	373,116

	Putnam Absolute Return 700 Fund (Class Y)	106,628	1,276,339

	Total Absolute Return Funds (cost $1,765,019)		$1,850,370
	Asset Allocation Funds (88.8%)*

	Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

	Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

	Putnam Asset Allocation: Equity Portfolio (Class Y)	808,934	10,152,125

	Putnam Asset Allocation: Growth Portfolio (Class Y)	384,537	5,179,710

	Total Asset Allocation Funds (cost $14,010,272)		$15,331,835
	Fixed Income Funds (0.4%)*

	Putnam Money Market Fund (Class A)	76,237	$76,237

	Total Fixed Income Funds (cost $76,237)		$76,237

	Total Investments (cost $15,851,528)(a)		$17,258,442
*	Percentages indicated are based on net assets of $17,255,947

	Putnam RetirementReady Funds

	The fund's portfolios
	4/30/11 (Unaudited)
	2040 Fund	Shares	Value

	Absolute Return Funds (11.5%)*

	Putnam Absolute Return 100 Fund (Class Y)	49,916	$521,619

	Putnam Absolute Return 300 Fund (Class Y)	—	—

	Putnam Absolute Return 500 Fund (Class Y)	50,987	581,251

	Putnam Absolute Return 700 Fund (Class Y)	166,111	1,988,355

	Total Absolute Return Funds (cost $2,957,159)		$3,091,225
	Asset Allocation Funds (88.1%)*

	Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

	Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

	Putnam Asset Allocation: Equity Portfolio (Class Y)	877,455	11,012,058

	Putnam Asset Allocation: Growth Portfolio (Class Y)	938,542	12,642,154

	Total Asset Allocation Funds (cost $21,293,555)		$23,654,212
	Fixed Income Funds (0.4%)*

	Putnam Money Market Fund (Class A)	118,777	$118,777

	Total Fixed Income Funds (cost $118,777)		$118,777

	Total Investments (cost $24,369,491)(a)		$26,864,214
*	Percentages indicated are based on net assets of $26,860,182

	Putnam RetirementReady Funds

	The fund's portfolios
	4/30/11 (Unaudited)
	2035 Fund	Shares	Value

	Absolute Return Funds (13.9%)*

	Putnam Absolute Return 100 Fund (Class Y)	90,363	$944,290

	Putnam Absolute Return 300 Fund (Class Y)	—	—

	Putnam Absolute Return 500 Fund (Class Y)	120,829	1,377,454

	Putnam Absolute Return 700 Fund (Class Y)	256,601	3,071,510

	Total Absolute Return Funds (cost $5,153,028)		$5,393,254
	Asset Allocation Funds (84.9%)*

	Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

	Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

	Putnam Asset Allocation: Equity Portfolio (Class Y)	517,011	6,488,496

	Putnam Asset Allocation: Growth Portfolio (Class Y)	1,966,495	26,488,684

	Total Asset Allocation Funds (cost $28,418,666)		$32,977,180
	Fixed Income Funds (1.2%)*

	Putnam Money Market Fund (Class A)	473,150	$473,150

	Total Fixed Income Funds (cost $473,150)		$473,150

	Total Investments (cost $34,044,844)(a)		$38,843,584
*	Percentages indicated are based on net assets of $38,837,693

	Putnam RetirementReady Funds

	The fund's portfolios
	4/30/11 (Unaudited)
	2030 Fund	Shares	Value

	Absolute Return Funds (19.0%)*

	Putnam Absolute Return 100 Fund (Class Y)	118,954	$1,243,070

	Putnam Absolute Return 300 Fund (Class Y)	54,381	598,192

	Putnam Absolute Return 500 Fund (Class Y)	220,921	2,518,497

	Putnam Absolute Return 700 Fund (Class Y)	443,361	5,307,033

	Total Absolute Return Funds (cost $9,240,380)		$9,666,792
	Asset Allocation Funds (78.4%)*

	Putnam Asset Allocation: Balanced Portfolio (Class Y)	436,005	$5,101,259

	Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

	Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

	Putnam Asset Allocation: Growth Portfolio (Class Y)	2,588,791	34,871,018

	Total Asset Allocation Funds (cost $33,636,695)		$39,972,277
	Fixed Income Funds (2.7%)*

	Putnam Money Market Fund (Class A)	1,362,960	$1,362,960

	Total Fixed Income Funds (cost $1,362,960)		$1,362,960

	Total Investments (cost $44,240,035)(a)		$51,002,029
*	Percentages indicated are based on net assets of $50,992,498

	Putnam RetirementReady Funds

	The fund's portfolios
	4/30/11 (Unaudited)
	2025 Fund	Shares	Value

	Absolute Return Funds (27.1%)*

	Putnam Absolute Return 100 Fund (Class Y)	190,036	$1,985,871

	Putnam Absolute Return 300 Fund (Class Y)	221,215	2,433,370

	Putnam Absolute Return 500 Fund (Class Y)	294,120	3,352,969

	Putnam Absolute Return 700 Fund (Class Y)	627,746	7,514,125

	Total Absolute Return Funds (cost $14,636,636)		$15,286,335
	Asset Allocation Funds (69.5%)*

	Putnam Asset Allocation: Balanced Portfolio (Class Y)	1,934,944	$22,638,841

	Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

	Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

	Putnam Asset Allocation: Growth Portfolio (Class Y)	1,229,158	16,556,763

	Total Asset Allocation Funds (cost $34,201,025)		$39,195,604
	Fixed Income Funds (3.4%)*

	Putnam Money Market Fund (Class A)	1,895,319	$1,895,319

	Total Fixed Income Funds (cost $1,895,319)		$1,895,319

	Total Investments (cost $50,732,980)(a)		$56,377,258
*	Percentages indicated are based on net assets of $56,367,199

	Putnam RetirementReady Funds

	The fund's portfolios
	4/30/11 (Unaudited)
	2020 Fund	Shares	Value

	Absolute Return Funds (36.5%)*

	Putnam Absolute Return 100 Fund (Class Y)	243,353	$2,543,040

	Putnam Absolute Return 300 Fund (Class Y)	414,245	4,556,696

	Putnam Absolute Return 500 Fund (Class Y)	480,838	5,481,548

	Putnam Absolute Return 700 Fund (Class Y)	629,555	7,535,768

	Total Absolute Return Funds (cost $19,359,015)		$20,117,052
	Asset Allocation Funds (58.9%)*

	Putnam Asset Allocation: Balanced Portfolio (Class Y)	2,538,583	$29,701,426

	Putnam Asset Allocation: Conservative Portfolio (Class Y)	287,286	2,755,075

	Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

	Putnam Asset Allocation: Growth Portfolio (Class Y)	—	—

	Total Asset Allocation Funds (cost $28,700,415)		$32,456,501
	Fixed Income Funds (4.5%)*

	Putnam Money Market Fund (Class A)	2,503,821	$2,503,821

	Total Fixed Income Funds (cost $2,503,821)		$2,503,821

	Total Investments (cost $50,563,251)(a)		$55,077,374
*	Percentages indicated are based on net assets of $55,066,701

	Putnam RetirementReady Funds

	The fund's portfolios
	4/30/11 (Unaudited)
	2015 Fund	Shares	Value

	Absolute Return Funds (47.1%)*

	Putnam Absolute Return 100 Fund (Class Y)	260,664	$2,723,942

	Putnam Absolute Return 300 Fund (Class Y)	521,349	5,734,834

	Putnam Absolute Return 500 Fund (Class Y)	806,838	9,197,950

	Putnam Absolute Return 700 Fund (Class Y)	335,412	4,014,888

	Total Absolute Return Funds (cost $20,900,580)		$21,671,614
	Asset Allocation Funds (47.1%)*

	Putnam Asset Allocation: Balanced Portfolio (Class Y)	995,173	$11,643,527

	Putnam Asset Allocation: Conservative Portfolio (Class Y)	1,046,062	10,031,735

	Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

	Putnam Asset Allocation: Growth Portfolio (Class Y)	—	—

	Total Asset Allocation Funds (cost $19,754,566)		$21,675,262
	Fixed Income Funds (5.8%)*

	Putnam Money Market Fund (Class A)	2,686,334	$2,686,334

	Total Fixed Income Funds (cost $2,686,334)		$2,686,334

	Total Investments (cost $43,341,480)(a)		$46,033,210
*	Percentages indicated are based on net assets of $46,023,656

	Putnam RetirementReady Funds

	The fund's portfolios
	4/30/11 (Unaudited)
	Putnam Retirement Income Fund Lifestyle 1	Shares	Value

	Absolute Return Funds (59.9%)*

	Putnam Absolute Return 100 Fund (Class Y)	275,967	$2,883,856

	Putnam Absolute Return 300 Fund (Class Y)	613,292	6,746,207

	Putnam Absolute Return 500 Fund (Class Y)	854,356	9,739,656

	Putnam Absolute Return 700 Fund (Class Y)	—	—

	Total Absolute Return Funds (cost $18,741,018)		$19,369,719
	Asset Allocation Funds (34.3%)*

	Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

	Putnam Asset Allocation: Conservative Portfolio (Class Y)	1,157,113	11,096,718

	Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

	Putnam Asset Allocation: Growth Portfolio (Class Y)	—	—

	Total Asset Allocation Funds (cost $10,273,075)		$11,096,718
	Fixed Income Funds (5.9%)*

	Putnam Money Market Fund (Class A)	1,897,006	$1,897,006

	Total Fixed Income Funds (cost $1,897,006)		$1,897,006

	Total Investments (cost $30,911,099)(a)		$32,363,443
*	Percentages indicated are based on net assets of $32,357,125

Notes to the Fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2010 through April 30, 2011 (the reporting period).

As of June 16, 2011 Putnam RetirementReady Maturity Fund has changed its name to Putnam Retirement Income Fund Lifestyle 1.
(a)The aggregate identified cost on a tax basis as of the reporting period ended were as follows:
				Cost for
			Net	Federal
	Unrealized	Unrealized	Unrealized	Income Tax
	Appreciation	(Depreciation)	Appreciation	Purposes

Putnam RetirementReady 2055 Fund	$15,921	$(740)	$15,181	$297,863
Putnam RetirementReady 2050 Fund	574,331	(38,525)	535,806	8,074,527
Putnam RetirementReady 2045 Fund	1,338,541	(29,740)	1,308,801	15,949,641
Putnam RetirementReady 2040 Fund	2,390,033	(39,351)	2,350,682	24,513,532
Putnam RetirementReady 2035 Fund	4,582,484	(18,046)	4,564,438	34,279,146
Putnam RetirementReady 2030 Fund	6,526,310	(635)	6,525,675	44,476,354
Putnam RetirementReady 2025 Fund	5,305,454	(1,102)	5,304,352	51,072,906
Putnam RetirementReady 2020 Fund	4,288,906	(2,989)	4,285,917	50,791,457
Putnam RetirementReady 2015 Fund	2,537,919	(1,566)	2,536,353	43,496,857
Putnam Retirement Income Fund Lifestyle 1	1,454,666	(2,366)	1,452,300	30,911,143
Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1. The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
Transactions with affiliated issuers
Putnam RetirementReady 2055 Fund
Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$1,572	$62	$4	$1,517
Putnam Absolute Return 300 Fund	—	—	—	—
Putnam Absolute Return 500 Fund	6,808	272	37	6,757
Putnam Absolute Return 700 Fund	23,142	942	167	23,109
Putnam Asset Allocation: Balanced Portfolio	—	—	—	—
Putnam Asset Allocation: Conservative Portfolio	—	—	—	—
Putnam Asset Allocation: Equity Portfolio	229,825	9,490	1,118	230,181
Putnam Asset Allocation: Growth Portfolio	48,945	2,030	380	50,084
Putnam Money Market Fund	1,661	265	—	1,396

Totals	$311,953	$13,061	$1,706	$313,044
Market values are shown for those securities affiliated at period end.
Putnam RetirementReady 2050 Fund
Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$47,450	$30,950	$774	$58,405
Putnam Absolute Return 300 Fund	—	—	—	—
Putnam Absolute Return 500 Fund	129,991	107,570	4,843	185,979
Putnam Absolute Return 700 Fund	453,158	381,025	21,662	636,202
Putnam Asset Allocation: Balanced Portfolio	—	—	—	—
Putnam Asset Allocation: Conservative Portfolio	—	—	—	—
Putnam Asset Allocation: Equity Portfolio	3,898,639	3,444,919	154,146	6,314,765
Putnam Asset Allocation: Growth Portfolio	685,089	724,281	52,425	1,377,340
Putnam Money Market Fund	44,253	35,755	7	37,642

Totals	$5,258,580	$4,724,500	$233,857	$8,610,333
Market values are shown for those securities affiliated at period end.
Putnam RetirementReady 2045 Fund
Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$128,307	$63,064	$2,513	$200,915
Putnam Absolute Return 300 Fund	—	—	—	—
Putnam Absolute Return 500 Fund	194,094	139,147	9,169	373,116
Putnam Absolute Return 700 Fund	657,090	478,476	41,014	1,276,339
Putnam Asset Allocation: Balanced Portfolio	—	—	—	—
Putnam Asset Allocation: Conservative Portfolio	—	—	—	—
Putnam Asset Allocation: Equity Portfolio	4,405,108	3,991,957	232,380	10,152,125
Putnam Asset Allocation: Growth Portfolio	2,151,511	1,610,437	185,233	5,179,710
Putnam Money Market Fund	66,216	48,732	13	76,237

Totals	$7,602,326	$6,331,813	$470,322	$17,258,442
Market values are shown for those securities affiliated at period end.
Putnam RetirementReady 2040 Fund
Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$307,346	$146,642	$6,440	$521,619
Putnam Absolute Return 300 Fund	—	—	—	—
Putnam Absolute Return 500 Fund	299,553	189,996	14,100	581,251
Putnam Absolute Return 700 Fund	1,015,376	655,137	63,069	1,988,355
Putnam Asset Allocation: Balanced Portfolio	—	—	—	—
Putnam Asset Allocation: Conservative Portfolio	—	—	—	—
Putnam Asset Allocation: Equity Portfolio	4,955,813	4,349,970	246,403	11,012,058
Putnam Asset Allocation: Growth Portfolio	5,008,918	3,539,015	441,927	12,642,154
Putnam Money Market Fund	102,390	70,756	22	118,777

Totals	$11,689,396	$8,951,516	$771,961	$26,864,214
Market values are shown for those securities affiliated at period end.
Putnam RetirementReady 2035 Fund
Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$461,640	$254,018	$11,726	$944,290
Putnam Absolute Return 300 Fund	—	—	—	—
Putnam Absolute Return 500 Fund	803,946	411,688	33,610	1,377,454
Putnam Absolute Return 700 Fund	1,510,285	929,629	98,001	3,071,510
Putnam Asset Allocation: Balanced Portfolio	—	—	—	—
Putnam Asset Allocation: Conservative Portfolio	—	—	—	—
Putnam Asset Allocation: Equity Portfolio	2,893,235	4,108,013	146,833	6,488,496
Putnam Asset Allocation: Growth Portfolio	9,729,973	7,168,236	936,468	26,488,684
Putnam Money Market Fund	377,327	179,804	65	473,150

Totals	$15,776,406	$13,051,388	$1,226,703	$38,843,584
Market values are shown for those securities affiliated at period end.
Putnam RetirementReady 2030 Fund
Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$594,123	$294,932	$15,169	$1,243,070
Putnam Absolute Return 300 Fund	387,602	137,625	16,264	598,192
Putnam Absolute Return 500 Fund	1,310,205	659,030	60,363	2,518,497
Putnam Absolute Return 700 Fund	2,592,612	1,388,430	166,326	5,307,033
Putnam Asset Allocation: Balanced Portfolio	2,508,550	1,152,341	162,662	5,101,259
Putnam Asset Allocation: Conservative Portfolio	—	—	—	—
Putnam Asset Allocation: Equity Portfolio	79,566	1,619,332	1	—
Putnam Asset Allocation: Growth Portfolio	11,374,155	9,324,201	1,205,307	34,871,018
Putnam Money Market Fund	849,767	401,650	4	1,362,960

Totals	$19,696,580	$14,977,541	$1,626,096	$51,002,029
Market values are shown for those securities affiliated at period end.
Putnam RetirementReady 2025 Fund
Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$998,547	$529,364	$25,841	$1,985,871
Putnam Absolute Return 300 Fund	1,430,828	638,051	70,551	2,433,370
Putnam Absolute Return 500 Fund	1,576,922	991,443	85,703	3,352,969
Putnam Absolute Return 700 Fund	3,518,444	2,236,082	251,145	7,514,125
Putnam Asset Allocation: Balanced Portfolio	10,044,123	6,081,376	777,198	22,638,841
Putnam Asset Allocation: Conservative Portfolio	—	—	—	—
Putnam Asset Allocation: Equity Portfolio	—	—	—	—
Putnam Asset Allocation: Growth Portfolio	5,716,584	9,771,739	612,428	16,556,763
Putnam Money Market Fund	1,016,412	603,640	387	1,895,319

Totals	$24,301,860	$20,851,695	$1,823,253	$56,377,258
Market values are shown for those securities affiliated at period end.
Putnam RetirementReady 2020 Fund
Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$1,342,386	$746,562	$32,736	$2,543,040
Putnam Absolute Return 300 Fund	2,571,044	1,323,988	130,661	4,556,696
Putnam Absolute Return 500 Fund	3,060,290	1,763,045	138,567	5,481,548
Putnam Absolute Return 700 Fund	3,662,002	2,490,536	249,081	7,535,768
Putnam Asset Allocation: Balanced Portfolio	11,623,171	9,431,771	1,026,314	29,701,426
Putnam Asset Allocation: Conservative Portfolio	2,015,124	760,308	85,662	2,755,075
Putnam Asset Allocation: Equity Portfolio	—	—	—	—
Putnam Asset Allocation: Growth Portfolio	198,369	3,005,069	—	—
Putnam Money Market Fund	1,426,862	835,038	483	2,503,821

Totals	$25,899,248	$20,356,317	$1,663,504	$55,077,374
Market values are shown for those securities affiliated at period end.
Putnam RetirementReady 2015 Fund
Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$1,291,235	$858,634	$35,901	$2,723,942
Putnam Absolute Return 300 Fund	2,862,564	1,796,592	168,433	5,734,834
Putnam Absolute Return 500 Fund	4,925,101	3,222,600	238,153	9,197,950
Putnam Absolute Return 700 Fund	1,700,137	1,950,721	135,933	4,014,888
Putnam Asset Allocation: Balanced Portfolio	4,474,008	7,123,752	440,339	11,643,527
Putnam Asset Allocation: Conservative Portfolio	4,936,445	3,080,141	341,107	10,031,735
Putnam Asset Allocation: Equity Portfolio	—	—	—	—
Putnam Asset Allocation: Growth Portfolio	—	—	—	—
Putnam Money Market Fund	1,381,706	942,473	568	2,686,334

Totals	$21,571,196	$18,974,913	$1,360,434	$46,033,210
Market values are shown for those securities affiliated at period end.
Putnam Retirement Income Fund Lifestyle 1
Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Absolute Return 100 Fund	$797,402	$797,517	$40,676	$2,883,856
Putnam Absolute Return 300 Fund	1,796,853	1,867,669	211,296	6,746,207
Putnam Absolute Return 500 Fund	2,627,401	2,992,872	268,623	9,739,656
Putnam Absolute Return 700 Fund	—	—	—	—
Putnam Asset Allocation: Balanced Portfolio	—	—	—	—
Putnam Asset Allocation: Conservative Portfolio	2,732,251	3,339,618	347,284	11,096,718
Putnam Asset Allocation: Equity Portfolio	—	—	—	—
Putnam Asset Allocation: Growth Portfolio	—	—	—	—
Putnam Money Market Fund	575,420	578,862	293	1,897,006

Totals	$8,529,327	$9,576,538	$868,172	$32,363,443
Market values are shown for those securities affiliated at period end.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Putnam RetirementReady 2055 Fund	$313,044	$—	$—	$313,044
Putnam RetirementReady 2050 Fund	8,610,333	—	—	8,610,333
Putnam RetirementReady 2045 Fund	17,258,442	—	—	17,258,442
Putnam RetirementReady 2040 Fund	26,864,214	—	—	26,864,214
Putnam RetirementReady 2035 Fund	38,843,584	—	—	38,843,584
Putnam RetirementReady 2030 Fund	51,002,029	—	—	51,002,029
Putnam RetirementReady 2025 Fund	56,377,258	—	—	56,377,258
Putnam RetirementReady 2020 Fund	55,077,374	—	—	55,077,374
Putnam RetirementReady 2015 Fund	46,033,210	—	—	46,033,210
Putnam Retirement Income Fund Lifestyle 1	32,363,443	—	—	32,363,443
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds
By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: June 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 28, 2011